Consolidated Statement of Stockholders' Equity Deficit (USD $)	Series A, Convertible Preferred Stock	Series B, Preferred Stock	Series C, Convertible Preferred Stock	Common Stock USD ($)	Additional Paid- In Capital USD ($)	Accumulated Deficit USD ($)	Total USD ($)		Third Party Common Stock USD ($)	Related party Series B, Preferred Stock	Related party Common Stock	Related Party One Additional Paid- In Capital USD ($)	Related Party One USD ($)	All Other Additional Paid- In Capital USD ($)	All Other USD ($)	Conversion of Preferred Stock to Common Stock Series A, Convertible Preferred Stock	Conversion of Preferred Stock to Common Stock Common Stock USD ($)	Conversion of Preferred Stock to Common Stock Additional Paid- In Capital USD ($)	Conversion of Convertible Debt Common Stock USD ($)	Conversion of Convertible Debt Additional Paid- In Capital USD ($)	Conversion of Convertible Debt USD ($)	Stock and warrants Common Stock USD ($)	Stock and warrants Additional Paid- In Capital USD ($)	Stock and warrants USD ($)	Services Third Party Series C, Convertible Preferred Stock	Services Third Party Common Stock USD ($)	Services Third Party Additional Paid- In Capital USD ($)	Services Third Party USD ($)	Future Services Third Party Common Stock USD ($)		Future Services Third Party Additional Paid- In Capital USD ($)	Future Services Third Party USD ($)	Settlement of debt Third Party Common Stock USD ($)	Settlement of debt Third Party Additional Paid- In Capital USD ($)	Settlement of debt Third Party USD ($)	Settlement of debt Related party Common Stock USD ($)	Settlement of debt Related party Additional Paid- In Capital USD ($)	Settlement of debt Related party USD ($)	Settlement of Accounts Payable Common Stock USD ($)	Settlement of Accounts Payable Additional Paid- In Capital USD ($)	Settlement of Accounts Payable USD ($)	Unsecured debt offering-additional interest expense Common Stock USD ($)	Unsecured debt offering-additional interest expense Additional Paid- In Capital USD ($)	Unsecured debt offering-additional interest expense USD ($)	Extension of Debt Maturity Date Common Stock USD ($)	Extension of Debt Maturity Date Additional Paid- In Capital USD ($)	Extension of Debt Maturity Date USD ($)	Contract Settlement in Connection with Lawsuit Common Stock USD ($)	Contract Settlement in Connection with Lawsuit Additional Paid- In Capital USD ($)	Conversion of secured/unsecured debt Common Stock USD ($)	Conversion of secured/unsecured debt Additional Paid- In Capital USD ($)	Conversion of secured/unsecured debt USD ($)	Cash Series C, Convertible Preferred Stock	Cash Common Stock USD ($)	Cash Additional Paid- In Capital USD ($)	Cash USD ($)
Beginning Balance at Dec. 31, 2009				$ 31	$ 1,125,477	$ (2,306,101)	$ (1,180,593)
Beginning Balance (in shares) at Dec. 31, 2009				30,589
Conversion to common stock																	19,608	(20)	9	1,033,491	1,033,500
Conversion to common stock (in shares)																(98)	20				9,070
Recapitalization and deemed issuance					(25,107)		(25,107)
Recapitalization and deemed issuance (in shares)	98			84
Issuance of common stock							433,400		26													5	1,528,671	1,528,676		22,457		4,554,615	12		2,734,536	2,734,548	5	1,191,059	1,191,064	8	358,069	358,077	11	433,389	433,400	0	30,500	30,500		95,500	95,500	1	99,999
Issuance of common stock (in shares)									26,421		11,765											4,904				22,457,214			12,407	[1]			4,901			8,426			10,606			59			153			602
Services - related parties				12	5,299,988		5,300,000
Services - related parties (in shares)				11,765
Share based payments												1,039,500	1,039,500	630,990	630,990
Net loss						(19,569,337)	(19,569,337)
Ending Balance at Dec. 31, 2010				140	20,130,631	(21,875,438)	(1,744,667)
Ending Balance (in shares) at Dec. 31, 2010				139,595
Conversion to common stock																			299	4,268,558	4,268,857																													47	857,905	857,952
Conversion to common stock (in shares)																			298,897																															47,386
Issuance of common stock							1,440,779																			55	1,199,789	1,199,844	5		214,245	214,250							64	3,646,655	3,646,719				11	161,239	161,250							96	874,904	875,000
Issuance of common stock (in shares)																										54,731			4,706										64,172						11,030									96,471
Issuance preferred stock																											90,000	90,000																											100,000	100,000
Issuance preferred stock (in shares)																									90																												100
Cancellation of shares				(4)	4		0	[2]
Cancellation of shares (in shares)				(4,118)			(4,118)	[2]
Share based payments (in shares)										51
Dividends on series C preferred stock - related parties						(293)	(293)
Reclassification of derivative liability to additional paid in capital					640,826		640,826
Net loss						(23,280,950)	(23,280,950)
Ending Balance at Dec. 31, 2011				$ 713	$ 31,579,538	$ (45,156,681)	$ (12,971,212)
Ending Balance (in shares) at Dec. 31, 2011		51	190	712,870

[1]	(5) Prepaid Stock Compensation - The agreements commenced during the periods March - December 2010 and terminate during the periods March 2011 through November 2012. Prepaid stock compensation is included as a component of prepaid and other current and long term assets.
[2]	Cancelled Shares